OPERATING SEGMENTS - Balance Sheet Segment Breakdown (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 271,607	$ 138,317	$ 39,260
Intangible assets and goodwill	414,674	210,723	$ 94,645
Automotive
Disclosure of geographical areas [line items]
Property, plant and equipment	271,607	138,317
Intangible assets and goodwill	$ 414,674	$ 210,723